SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP, PR - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 420,531
Notes receivable from participants	1,123
Total	$ 421,654
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rates	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rates	9.50%	9.50%
Investments at Fair Value
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 32,040
Common/collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	337,363
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	13,239
Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	30,193
Other Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	978
Investment, Identifier [Axis]: ASML Holding NV - NY Reg Shs | New York registry shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	210
Investment, Identifier [Axis]: Acadian International Equity Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	8,649
Investment, Identifier [Axis]: Boston Partners Large Cap Value Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	11,781
Investment, Identifier [Axis]: Columbia Trust U.S. Smaller Companies Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,663
Investment, Identifier [Axis]: Fidelity Large Cap Growth Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	31,957
Investment, Identifier [Axis]: Genmab A/S - SP ADR | American depositary receipt
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	100
Investment, Identifier [Axis]: Jennison Small/Mid Cap Equity Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,662
Investment, Identifier [Axis]: NTGI Collective Government Short-Term | Investment Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,108
Investment, Identifier [Axis]: Nuveen Quant Small-Mid Cap Equity Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,668
Investment, Identifier [Axis]: Pfizer Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	37,889
Investment, Identifier [Axis]: SEI Diversified Bond Fund - Core | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	11,912
Investment, Identifier [Axis]: SEI Diversified Bond Fund - Emerging Markets | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	664
Investment, Identifier [Axis]: SEI Diversified Bond Fund - High Yield | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	332
Investment, Identifier [Axis]: SEI Diversified Bond Fund - Opportunities Income | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	332
Investment, Identifier [Axis]: SSGA Bond Index Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,183
Investment, Identifier [Axis]: SSGA International Equity Index Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,263
Investment, Identifier [Axis]: SSGA S&P 500 Index Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	75,856
Investment, Identifier [Axis]: SSGA Small-Mid Cap Equity Index Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	28,554
Investment, Identifier [Axis]: Separate Account | Abbott Laboratories | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	246
Investment, Identifier [Axis]: Separate Account | Alphabet Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,569
Investment, Identifier [Axis]: Separate Account | Amazon.com Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,354
Investment, Identifier [Axis]: Separate Account | Apple Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,259
Investment, Identifier [Axis]: Separate Account | Applied Materials Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	194
Investment, Identifier [Axis]: Separate Account | Applovin Corp. - Class A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	330
Investment, Identifier [Axis]: Separate Account | Argenx SE | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	84
Investment, Identifier [Axis]: Separate Account | Astera Labs Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	103
Investment, Identifier [Axis]: Separate Account | Broadcom Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,765
Investment, Identifier [Axis]: Separate Account | Broadridge Financial Solutions Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	166
Investment, Identifier [Axis]: Separate Account | CBOE Global Markets Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	294
Investment, Identifier [Axis]: Separate Account | Cadence Design Sys Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	243
Investment, Identifier [Axis]: Separate Account | Cava Group Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	124
Investment, Identifier [Axis]: Separate Account | Celsius Holdings Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	249
Investment, Identifier [Axis]: Separate Account | Chipotle Mexican Grill Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	307
Investment, Identifier [Axis]: Separate Account | Copart Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	131
Investment, Identifier [Axis]: Separate Account | Costco Wholesale Corp. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	544
Investment, Identifier [Axis]: Separate Account | Dexcom Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	115
Investment, Identifier [Axis]: Separate Account | Eli Lilly and Company | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,041
Investment, Identifier [Axis]: Separate Account | Ferrari NV | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	231
Investment, Identifier [Axis]: Separate Account | Garmin Ltd. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	82
Investment, Identifier [Axis]: Separate Account | Home Depot Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	465
Investment, Identifier [Axis]: Separate Account | Intuit Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	250
Investment, Identifier [Axis]: Separate Account | Intuitive Surgical Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	528
Investment, Identifier [Axis]: Separate Account | Manhattan Associates Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	149
Investment, Identifier [Axis]: Separate Account | McKesson Corp. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	403
Investment, Identifier [Axis]: Separate Account | Meta Platforms Inc. - Class A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,678
Investment, Identifier [Axis]: Separate Account | Mettler-Toledo International Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	272
Investment, Identifier [Axis]: Separate Account | Microsoft Corp. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,722
Investment, Identifier [Axis]: Separate Account | Monster Beverage Corp. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	604
Investment, Identifier [Axis]: Separate Account | Motorola Solutions Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	92
Investment, Identifier [Axis]: Separate Account | NTGI Collective Government Short-Term | Investment Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	869
Investment, Identifier [Axis]: Separate Account | Netflix Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	913
Investment, Identifier [Axis]: Separate Account | Nvidia Corp. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,091
Investment, Identifier [Axis]: Separate Account | On Holding AG Class A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	143
Investment, Identifier [Axis]: Separate Account | Otis Worldwide Corp. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	144
Investment, Identifier [Axis]: Separate Account | Procore Technologies Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	140
Investment, Identifier [Axis]: Separate Account | Progressive Corp. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	233
Investment, Identifier [Axis]: Separate Account | Qualcomm Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	255
Investment, Identifier [Axis]: Separate Account | Reddit Inc. - Class A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	171
Investment, Identifier [Axis]: Separate Account | SAIA Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	204
Investment, Identifier [Axis]: Separate Account | Servicenow Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	221
Investment, Identifier [Axis]: Separate Account | Sherwin-Williams Co. / The | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	312
Investment, Identifier [Axis]: Separate Account | Shopify Inc. - Class A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	207
Investment, Identifier [Axis]: Separate Account | Stryker Corp. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	407
Investment, Identifier [Axis]: Separate Account | TJX Companies Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	378
Investment, Identifier [Axis]: Separate Account | Texas Instruments Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	329
Investment, Identifier [Axis]: Separate Account | Texas Roadhouse Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	149
Investment, Identifier [Axis]: Separate Account | Toast Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	104
Investment, Identifier [Axis]: Separate Account | Tractor Supply Co. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	222
Investment, Identifier [Axis]: Separate Account | Trex Co Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	63
Investment, Identifier [Axis]: Separate Account | United Rentals Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	173
Investment, Identifier [Axis]: Separate Account | Unitedhealth Group Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	185
Investment, Identifier [Axis]: Separate Account | Veeva Sys Inc. - Class A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	375
Investment, Identifier [Axis]: Separate Account | Verisk Analytics Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	338
Investment, Identifier [Axis]: Separate Account | Vertex Pharmaceuticals Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	412
Investment, Identifier [Axis]: Separate Account | Visa Inc. - Class A Shares | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,271
Investment, Identifier [Axis]: Separate Account | Waters Corp. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	157
Investment, Identifier [Axis]: T. Rowe Price Stable Value Common Trust Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	62,490
Investment, Identifier [Axis]: Taiwan Semiconductor - SP ADR | American depositary receipt
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	669
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2020 Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	9,440
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2025 Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	15,441
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2030 Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	23,597
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2035 Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	16,881
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2040 Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	13,166
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2045 Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	7,745
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2050 Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,141
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2055 Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,631
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2060 Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	540
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2065 Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	455
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2070 Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	68
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement Income Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	6,827
Investment, Identifier [Axis]: Wellington International Equity Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 8,597